INCOME TAX (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income loss before income taxes	$ (287,763)	$ (4,148,947)
Foreign [Member]
Income loss before income taxes	(76,759)	(9,369)
Domestic [Member]
Income loss before income taxes	$ (211,004)	$ (4,139,578)